Expense Example {- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-09 - Fidelity® Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund-Default
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689